Contract Assets, Net and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract Assets, Net and Contract Liabilities [Abstract]
Contract liabilities	$ 488	$ 1,525	$ 4,015